Consolidated statements of operations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenue
Passenger revenue	R$ 18,123,135	R$ 17,227,728	R$ 14,594,945
Other revenues	1,403,073	1,326,697	1,353,122
Total Revenue	19,526,208	18,554,425	15,948,067
Operating expenses
Aircraft fuel	(5,583,503)	(5,890,485)	(6,561,288)
Salaries and benefits	(2,722,872)	(2,408,364)	(1,954,568)
Airport taxes and fees	(1,074,818)	(1,059,258)	(911,246)
Auxiliary services for air transport	(872,481)	(807,563)	(641,900)
Maintenance	(789,222)	(898,282)	(616,209)
Advertising and publicity	(889,224)	(779,264)	(699,003)
Depreciation and amortization	(2,563,982)	(2,404,223)	(2,094,448)
Impairment and onerous contracts	143,790	245,636	1,102,791
Insurance	(79,588)	(89,492)	(103,216)
Other	(1,703,676)	(2,802,036)	(2,039,425)
Total operating expenses	(16,135,576)	(16,893,331)	(14,518,512)
Profit (loss) from operating activities	3,390,632	1,661,094	1,429,555
Financial result
Financial income	239,058	220,141	277,289
Financial expenses	(5,247,414)	(5,608,771)	(4,793,782)
Derivative financial instruments, net	317,729	(238,458)	958,005
Foreign currency exchange, net	(7,890,179)	1,625,064	1,406,566
Financial result	(12,580,806)	(4,002,024)	(2,151,922)
Profit (loss) before tax	(9,190,174)	(2,340,930)	(722,367)
Current income tax and social contribution	(723)	0	0
Deferred income tax and social contribution	39,526	(39,526)	0
Profit (loss)	R$ (9,151,371)	R$ (2,380,456)	R$ (722,367)
Common shares
Financial result
Basic net income (loss) per share	R$ (0.35)	R$ (0.09)	R$ (0.03)
Diluted net income (loss) per share	(0.35)	(0.09)	(0.03)
Preferred shares
Financial result
Basic net income (loss) per share	(26.32)	(6.85)	(2.08)
Diluted net income (loss) per share	R$ (26.32)	R$ (6.85)	R$ (2.08)